Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Summary of Property Plant and Equipment	Details of property and equipment as of December 31, 2021 and 2020 are as follows:

	December 31, 2021
	Acquisition price	Accumulated depreciation	Book amount
	(In millions of Korean won)
Computer and other equipment	₩ 6,654	₩ (5,199)	₩ 1,455
Furniture and fixture	1,793	(1,413)	380
Vehicle	9	(3)	6
Leasehold improvements	1,935	(1,178)	757
Right-of-use assets	15,861	(7,121)	8,740
Total	₩ 26,252	₩ (14,914)	₩ 11,338

	December 31, 2020
	Acquisition price	Accumulated depreciation	Book amount
	(In millions of Korean won)
Computer and other equipment	₩ 6,074	₩ (4,694)	₩ 1,380
Furniture and fixture	2,038	(1,728)	310
Construction in progress	128	—	128
Vehicle	9	(1)	8
Leasehold improvements	1,160	(1,028)	132
Right-of-use assets	11,500	(5,763)	5,737
Total	₩ 20,909	₩ (13,214)	₩ 7,695

Summary of Changes in Property and Equipment	Changes in property and equipment for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of- use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,380	₩ 310	₩ 128	₩ 8	₩ 132	₩ 5,737	₩ 7,695
Acquisitions/Capital expenditure	712	322	—	—	753	6,319	8,106
Depreciation	(648)	(249)	—	(2)	(223)	(3,448)	(4,570)
Disposals	(15)	(3)	—	—	(44)	(63)	(125)
Reclassification	—	—	(128)	—	128	—	—
Foreign exchange differences	26	—	—	—	11	195	232
Ending balance	₩ 1,455	₩ 380	₩ —	₩ 6	₩ 757	₩ 8,740	₩ 11,338

	2020
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of- use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,057	₩ 443	₩ —	₩ —	₩ 217	₩ 4,946	₩ 6,663
Acquisitions/Capital expenditure	850	81	128	9	3	3,784	4,855
Depreciation	(529)	(213)	—	(1)	(83)	(2,957)	(3,783)
Disposals	(1)	(1)	—	—	(2)	(13)	(17)
Foreign exchange differences	3	—	—	—	(3)	(23)	(23)
Ending balance	₩ 1,380	₩ 310	₩ 128	₩ 8	₩ 132	₩ 5,737	₩ 7,695

	2019
	Computer and other equipment	Furniture and fixture	Leasehold improvements	Right-of-use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 888	₩ 484	₩ 126	₩ —	₩ 1,498
Recognition of right-of-use assets on initial application of IFRS 16	(199)	—	—	4,453	4,254
Acquisitions	711	211	163	2,637	3,722
Depreciation	(344)	(198)	(71)	(2,135)	(2,748)
Disposals	—	(58)	(2)	(15)	(75)
Foreign exchange differences	1	4	1	6	12
Ending balance	₩ 1,057	₩ 443	₩ 217	₩ 4,946	₩ 6,663

Summary of Classification Depreciation Expenses in Statements of Comprehensive Income	Classification of depreciation expenses in the statements of comprehensive income for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(In millions of Korean won)
Cost of revenues	₩ 2,102	₩ 2,123	₩ 1,795
Selling, general and administrative expenses	2,167	1,424	761
Research and development	301	236	192
Total	₩ 4,570	₩ 3,783	₩ 2,748